United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/17

Date of Reporting Period: Quarter ended 6/30/16

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—1.3%
		Services - Airlines—1.3%
$6,611,111		KAL ABS Cayman Ltd. 17, Class A, 3.4533%, 4/27/2019 (IDENTIFIED COST $6,419,389)	$6,426,000
		CORPORATE BONDS—2.9%
		Energy - Exploration & Production—0.7%
4,391,262	[1,2]	Afren PLC, Series REGS, 11.50%, 2/1/2016	37,326
3,052,800		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019	3,263,764
		TOTAL	3,301,090
		Supranational—1.0%
5,000,000		African Export-Import Bank, 3.875%, 6/4/2018	5,066,755
		Telecommunications - Wireless—1.2%
5,700,000		America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.656%, 9/12/2016	5,701,590
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,699,527)	14,069,435
		TRADE FINANCE AGREEMENTS—87.1%[3]
		Basic Industry - Building Materials—1.3%
6,500,000		Cemex SA, 3.9588%, 9/30/2019	6,500,000
		Basic Industry - Chemicals—1.7%
3,461,538		Eurochem II, 2.4613%, 8/22/2018	3,447,692
5,000,000		Uralkali, 3.4948%, 4/20/2019	4,962,500
		TOTAL	8,410,192
		Basic Industry - Forestry/Paper—0.6%
2,789,394		Bahia Cellulose, 4.5161%, 2/14/2018	2,818,683
		Basic Industry - Metals/Mining Excluding Steel—9.0%
1,858,676		African Minerals, 5.8235%, 3/30/2018	1,821,502
2,299,362	[4]	Discovery Copper, 4.4822%, 3/31/2015	690,958
5,852,298	[4]	Just Group LLC, 7.4092%, 12/31/2015	2,750,580
312,500		Ferrexpo PLC, Series 144A, 2.7148%, 8/31/2016	309,687
6,666,667		Kazakhmys II, 3.152%, 12/31/2018	6,640,000
14,500,000		Kuwait International Bank, 1.8236%, 8/25/2016	14,489,850
4,865,095		Mechel Kuzbass III, 5.6607%, 12/8/2016	1,459,529
4,873,470		Mechel Yakutugol III, 5.6607%, 12/8/2016	1,462,041
5,000,000		Polymetal, 4.3818%, 11/6/2019	5,002,500
2,071,428		Russian Copper, 4.4648%, 12/4/2018	2,038,286
7,500,000		Trafigura, 1.00%, 8/31/2016	7,503,750
		TOTAL	44,168,683
		Basic Industry - Steel Producers/Products—2.0%
5,000,000		Banco Nacional, 1.1711%, 8/10/2016	4,996,500
5,000,000		Ziraat Bankasi, 1.7341%, 5/8/2017	4,980,000
		TOTAL	9,976,500

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Capital Goods - Aerospace & Defense—2.7%
$4,246,231		Air India, 3.75925%, 12/31/2016	$4,246,231
4,400,000		Biman, 6.1329%, 2/4/2019	4,380,200
1,500,000		TAAG ANG III, 4.4056%, 9/30/2016	1,492,500
3,333,333		TAAG Angola Airlines, 5.50%, 6/9/2020	3,335,000
		TOTAL	13,453,931
		Consumer Cyclical - Apparel/Textiles—2.5%
2,912,400		Defacto, 4.4631%, 3/3/2019	2,909,488
4,625,000		PT Delta Dunia, 6.01185%, 3/3/2020	4,625,000
4,500,000		PTDELTA Merlin 2, 5.76705%, 10/7/2020	4,497,750
		TOTAL	12,032,238
		Consumer Goods - Tobacco—0.6%
2,750,000		Premium Tobacco, 4.6238%, 5/10/2017	2,747,250
		Consumer Non-Cyclical - Beverage—1.8%
2,655,900		Carcafe II, 1.7623%, 8/22/2016	2,654,572
1,413,000		Carcafe III, 1.7461%, 8/30/2016	1,412,294
1,449,000		Carcafe Ltd., 1.10%, 8/18/2016	1,448,275
2,471,875		Khmer Brewery, 6.1288%, 4/8/2020	2,471,875
1,059,375		Khmer Brewery, 6.13%, 4/8/2020	1,055,138
		TOTAL	9,042,154
		Consumer Non-Cyclical - Tobacco—3.0%
4,966,716		LTAM PM, 4.1788%, 3/1/2017	4,904,632
4,988,493		LTAM RJ, 4.2134%, 4/3/2017	4,926,137
5,000,000		Premium FBN Bank, 4.6461%, 6/5/2017	5,000,000
		TOTAL	14,830,769
		Consumer Non-Cyclical/Food-Wholesale—9.3%
4,923,000		Agrofertil, 5.92%, 5/5/2017	4,824,540
640,004	[1,2]	Banacol, 11.50%, 11/1/2016	605,764
5,000,000		Biosev, 5.2941%, 5/15/2017	5,000,000
7,500,000		Export Trade FBN, 4.9071%, 10/30/2016	7,533,750
1,100,864	[4]	GVO, 5.4696%, 11/2/2015	1,100,864
2,550,000		Kernel Holding SA, 6.1366%, 2/8/2018	2,548,725
4,950,000		Marfrig, 4.00%, 7/11/2016	4,959,900
6,397,940		Olam Nigeria, 1.7944%, 12/16/2016	6,397,940
654,151		PT Angel, 3.825%, 8/22/2017	653,627
2,571,429	[1,2]	REI Agro Ltd., 6.6461%, 12/31/2016	771,429
1,667,000		Seara, 5.5048%, 6/15/2017	1,665,333
2,727,273		Tiryaki Agro, 4.9024%, 4/15/2019	2,660,455
273,175		Tiryaki ITFC, 4.40415%, 4/15/2019	272,628
6,500,000		Vicentin SIAC, 6.6366%, 10/28/2018	6,509,750
		TOTAL	45,504,705
		Energy - Exploration & Production—9.9%
3,833,333		Circle Petro, 6.1556%, 6/11/2018	3,066,667
3,888,889		EGPC, 3.53585%, 6/14/2018	3,886,945
4,544,849		EMP II, 6.4521%, 12/10/2018	4,533,487
1,304,861		Mauriel Promme, 8.1401%, 12/23/2018	1,304,861
3,916,667		Merlon Petro, 5.6548%, 3/15/2019	3,912,750
4,950,652		Nigerian Petro, 4.4048%, 6/15/2019	4,903,621
3,553,399		Pakistan, Government of, 5.0714%, 3/31/2017	3,551,622
6,619,885		PT MaxPower, 5.6646%, 3/31/2020	6,616,575

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Energy - Exploration & Production—continued
$1,351,923		Ptmitraperk, 6.4603%, 12/31/2020	$1,325,561
1,538,462		Rosneft Oil III, 3.0359%, 4/24/2017	1,523,077
4,456,288		SHT, 5.4648%, 5/8/2017	4,407,268
5,000,000		SNPC, 5.3277%, 3/4/2020	4,992,500
4,347,826		Sonangol, 3.7266%, 9/28/2021	4,304,348
330,812	[1,2]	SV Oil & Natural Gas Ltd., 4.4421%, 9/14/2013	329,488
		TOTAL	48,658,770
		Energy - Integrated Energy—3.6%
5,000,000		Itau Bba, 1.3241%, 8/12/2016	4,996,500
5,436,348		Oando Insured, 9.74975%, 6/30/2019	5,436,348
2,329,863		Oando Uninsured, 9.74975%, 6/30/2019	2,320,544
5,000,000		Puma International Financing SA, 2.63335%, 5/13/2019	5,002,500
		TOTAL	17,755,892
		Energy - Oil Field Equipment & Services—0.8%
4,000,000		ADES, 5.1613%, 11/23/2020	4,006,000
		Energy - Oil Refining and Marketing—4.0%
1,350,000		BB Energy, 2.298%, 10/18/2016	1,348,650
7,500,000		Dangote, 5.3949%, 8/20/2020	7,548,750
4,600,000		Pampilla Refine, 2.6261%, 8/8/2016	4,596,320
5,000,000		Petro Co. Of T&T (Trinidad and Tobago), 1.7271%, 10/19/2016	5,005,000
2,065,252	[1,2,4]	Samir Energy II, 3.92885%, 12/31/2015	1,032,626
		TOTAL	19,531,346
		Finance—1.8%
9,000,000		LFC TGB, 2.1666%, 11/28/2016	9,018,000
		Finance/Banks/Brokers—8.0%
2,000,000		AccessBank, 3.65415%, 4/29/2017	1,994,000
5,000,000		Africa Finance Corp., 1.8276%, 5/16/2018	4,977,500
5,000,000		Ahli Bank, 1.4241%, 8/11/2016	4,996,500
5,000,000		BPC Tranche B, 5.91365%, 3/31/2017	4,997,500
5,000,000		CFC Stanbic, 3.55715%, 5/4/2018	4,997,500
6,250,000		Garanti Bankasi, 1.00%, 11/23/2017	6,243,750
4,875,000		Turk Vakifbank, 1.00%, 12/21/2017	4,872,563
540,000		Turk Vakif PN1, 0.85%, 7/27/2016	539,460
540,000		Turk Vakif PN2, 0.85%, 8/3/2016	539,460
1,000,000		Union Bank of Nigeria, 4.9588%, 1/28/2017	980,500
3,076,923		Veb, 4.115%, 1/31/2020	3,076,923
1,250,000		Zenith Bank Ltd., 3.9322%, 12/5/2016	1,240,625
		TOTAL	39,456,281
		Foreign Sovereign—5.7%
5,000,000		Bank of Lao, 4.9811%, 12/29/2019	5,000,000
5,000,000		Banreservas, 1.6858%, 3/9/2017	4,995,000
4,705,900		Egypt Electric, 4.8841%, 5/5/2020	4,661,194
5,000,000		National Bank of Egypt, 3.1719%, 6/4/2018	4,885,000
5,000,000		Turk Eximbank, 1.64815%, 3/21/2017	4,987,500
3,580,434		Turkiye Ihracat, 0.00%, 11/7/2016	3,580,434
		TOTAL	28,109,128
		Media Cable—2.3%
4,887,500		Solusi Tunas PRA, 3.15845%, 12/31/2019	4,833,738

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Media Cable—continued
$6,414,672		UPC Liberty Global, 1.00%, 11/7/2016	$6,424,294
		TOTAL	11,258,032
		Services - Construction Services—2.7%
4,000,000		CPC II, 3.98485%, 7/19/2018	3,958,000
1,868,814		CPC International, Inc., 3.406%, 12/31/2016	1,869,748
7,500,000		IIF, 2.74575%, 7/18/2019	7,507,500
		TOTAL	13,335,248
		Services/Railroads—1.4%
6,759,078		Eastcommtrans II, 5.8932%, 11/25/2019	6,748,939
		Supranational—2.7%
650,000		Afc Tranche A, 2.8153%, 10/29/2016	649,025
5,000,000		Axfremix TLF 2015, 1.676%, 5/18/2017	5,000,000
7,500,000		PTA Bank, 3.1351%, 10/21/2016	7,488,750
		TOTAL	13,137,775
		Technology & Electronics - Computer Hardware—1.3%
435,723		Dell Receivables, 1.3421%, 7/14/2016	435,679
4,036,805		Dell Receivables, 1.348%, 7/21/2016	4,036,402
1,895,491		Logicom, 2.8835%, 8/23/2016	1,895,490
		TOTAL	6,367,571
		Telecommunications - Fixed Line—1.3%
2,500,000		INT Towers, 5.4235%, 12/10/2021	2,481,250
4,117,647		Liquid Telecom, 4.7567%, 10/31/2019	4,125,882
		TOTAL	6,607,132
		Telecommunications - Wireless—3.5%
5,143,000		Digicel D2, 4.1461%, 3/31/2019	5,158,429
6,666,667		IHS Zambia, Floating Rate Note, 6.9458%, 3/6/2021	6,616,666
763,246		MCS Holdings LLC, 7.9521%, 11/24/2017	753,324
5,000,000		MNC Sky Vision, 4.9056%, 12/11/2016	4,902,500
		TOTAL	17,430,919
		Utility/Electricity Generation—3.6%
5,279,921		Adani Power Ltd., 3.9461%, 6/30/2018	5,269,361
3,500,000		MOF Angola Soyo, 6.1236%, 12/27/2019	3,484,250
1,400,000		MOF Angola, 6.1564%, 3/15/2018	1,381,100
7,500,000		MOF Bangladesh, 5.7706%, 6/17/2019	7,492,500
		TOTAL	17,627,211
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $441,889,880)	428,533,349
		FOREIGN GOVERNMENT/AGENCY—1.0%[3]
		Foreign Sovereign—1.0%
5,000,000		Kenya, Government of, 6.0941%, 12/28/2017 (IDENTIFIED COST $4,971,014)	4,955,000
		INVESTMENT COMPANY—5.6%
27,431,018	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.43%[6] (AT NET ASSET VALUE)	27,431,018
		TOTAL INVESTMENTS—97.9% (IDENTIFIED COST $499,410,828)[7]	481,414,802
		OTHER ASSETS AND LIABILITIES - NET—2.1%[8]	10,168,104
		TOTAL NET ASSETS—100%	$491,582,906
1	Issuer in default.
2	Non-income-producing security.

3	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $433,488,349 which represented 88.2% of total net assets.
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated holding.

Transactions involving the affiliated holding during the fiscal period ended June 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2016	20,851,257
Purchases/Additions	103,177,955
Sales/Reductions	(96,598,194)
Balance of Shares Held 6/30/2016	27,431,018
Value	$27,431,018
Dividend Income	$41,361
6	7-day net yield.
7	At June 30, 2016, the cost of investments for federal tax purposes was $499,410,828. The net unrealized depreciation of investments for federal tax purposes was $17,996,026. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,210,120 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,206,146.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods

(including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$6,426,000	$6,426,000
Corporate Bonds	—	14,069,435	—	14,069,435
Trade Finance Agreements	—	—	428,533,349	428,533,349
Foreign Government/Agency	—	—	4,955,000	4,955,000
Investment Company	27,431,018	—	—	27,431,018
TOTAL SECURITIES	$27,431,018	$14,069,435	$439,914,349	$481,414,802

The Fund uses a pricing service to provide price evaluation for a Level 3 asset-backed security, trade finance agreements and a foreign government/agency. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investment in Asset-Backed Security	Investments in Trade Finance Agreements	Investment in Foreign Government/ Agency
Balance as of March 31, 2016	$—	$439,832,109	$5,019,512
Accrued discount/premiums	—	465,929	4,544
Realized gain (loss)	5,639	418,054	—
Change in unrealized appreciation (depreciation)	6,611	(1,237,718)	(2,044)
Purchases	6,608,194	110,028,932	—
(Sales)	(194,444)	(120,973,957)	(67,012)
Balance as of June 30, 2016	$6,426,000	$428,533,349	$4,955,000
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2016	$6,611	$(1,179,583)	$(2,044)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22,2016